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                           ONE GROUP(R) MUTUAL FUNDS

                     SUPPLEMENT DATED NOVEMBER 27, 2002 TO
                      STATEMENT OF ADDITIONAL INFORMATION
                            DATED NOVEMBER 1, 2002

The following performance information for the One Group Mortgage-Backed Securities Fund is added to page 101 of the Statement of Additional Information:

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
                                  PERFORMANCE
                      INCEPTION    INCEPTION                                      30-DAY
                    DATE OF CLASS    DATE     LIFE  1 YEAR 3 YEAR 5 YEAR 10 YEAR SEC YIELD
MORTGAGE-BACKED
 SECURITIES
 FUND(40)             08/18/00     08/18/00                                        6.85%
 With Sales Charge
Return Before Taxes                           9.97% 6.46%  7.38%  7.27%   8.06%
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Return After Taxes
 on Distributions                             9.70% 4.07%  5.77%  6.30%   7.58%
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Return After Taxes
 on Distributions
 and Sale of Fund
 Shares                                       8.74% 3.90%  5.14%  5.45%   6.56%
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




                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
       WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE